Condensed Financial Information of New Borun	12 Months Ended
Dec. 31, 2018
Condensed Financial Information of New Borun
Condensed Financial Information of New Borun

17.    Condensed Financial Information of New Borun

The condensed financial statements of New Borun (the “Registrant”) have been prepared in accordance with U.S. GAAP. Under the PRC laws and regulations, the Registrant’s subsidiaries registered in the PRC are restricted in their ability to transfer certain of their net assets to the Registrant in the form of dividend payments, loans or advances. The amounts restricted include paid-in capital, capital surplus and statutory reserves, as determined pursuant to PRC generally accepted accounting principles.

The condensed financial information of the Registrant represents as follows:

CONDENSED BALANCE SHEETS

	As of December 31,
	2017	2018	2018
	(RMB)	(RMB)	($)
ASSETS
Current assets
Cash	137	—	—
Amounts due from subsidiaries	244,532,160	244,532,160	35,551,151
Total current assets	244,532,297	244,532,160	35,551,151
Investments in subsidiaries	1,801,071,015	1,801,071,015	261,847,555
Total assets	2,045,603,312	2,045,603,175	297,398,707

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Accrued expenses and other payables	4,999	5,250	763
Total current liabilities and total liabilities	4,999	5,250	763

Total shareholders’ equity	2,045,598,313	2,045,597,925	297,397,943
Total liabilities and shareholders’ equity	2,045,603,312	2,045,603,175	297,398,707

CONDENSED STATEMENTS OF INCOME

	Year Ended December 31,
	2016	2017	2018	2018
	(RMB)	(RMB)	(RMB)	($)
Operating expenses:
General and administrative	—	—	144	21
Loss from operations	—	—	—	—
Other income:
Interest income	—	—	—	—
Equity in earnings of subsidiaries	63,710,958	176,737,444	(39,215,085)	(5,701,259)
Income before income tax expense	63,710,958	176,737,444	(39,215,085)	(5,701,259)
Income tax expense	—	—	—	—
Net income	63,710,958	176,737,444	(39,215,085)	(5,701,259)

CONDENSED STATEMENTS OF CASH FLOWS

	Year Ended December 31,
	2016	2017	2018	2018
	(RMB)	(RMB)	(RMB)	($)
Net cash provided by operating activities	—	(9)	107	15
Net cash provided by investing activities	—	—	—	—
Net cash provided by financing activities	—	—	—	—
Effect of exchange rate changes on cash and cash equivalents	10	—	(244)	(36)
Net increase/(decrease) in cash	10	(9)	(137)	(21)
Cash—beginning of year	136	146	137	21
Cash—end of year	146	137	—	—

NOTES TO CONDENSED FINANCIAL STATEMENTS

Basis of Presentation

The condensed financial information has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the Registrant has used equity method to account for its investments in subsidiaries.

Investments in subsidiaries

The Registrant records its investments in its subsidiaries under the equity method of accounting as prescribed in FASB ASC Topic 323, “Investment—Equity Method and Joint Ventures”. The Registrant’s investments in subsidiaries are stated at cost plus its equity interest in undistributed earnings of subsidiaries less impairment loss, if any, since inception, and are presented on the Registrant’s balance sheets as “Investments in subsidiaries” and share of the subsidiaries’ income or loss as “Equity in earnings (loss) of subsidiaries”, on the Registrant’s statements of income and comprehensive income.

The Company’s subsidiaries did not distribute any dividend to the Registrant for the years ended December 31, 2016, 2017, and 2018.